Miller Opportunity Trust
Schedule of Investments (unaudited)
September 30, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS ― 108.4%
COMMUNICATION SERVICES ― 8.1%
Interactive Media & Services ― 5.7%
Eventbrite Inc., Class A Shares	1,600,000	$28,336,000	*
Facebook Inc., Class A Shares	300,000	53,424,000	*(a)
Total Interactive Media & Services		81,760,000
Media ― 2.4%
Discovery Inc., Class A Shares	1,300,000	34,619,000	*
TOTAL COMMUNICATION SERVICES		116,379,000

CONSUMER DISCRETIONARY― 24.5%
Household Durables ― 7.2%
Lennar Corp., Class A Shares	1,000,000	55,850,000	(a)
PulteGroup Inc.	1,300,000	47,515,000	(a)
Total Household Durables		103,365,000
Internet & Direct Marketing Retail ― 11.4%
Alibaba Group Holding Ltd. - ADR	200,000	33,446,000	*
Amazon.com Inc.	39,000	67,700,490	*(a)
Quotient Technology Inc.	5,000,000	39,100,000	*(b)
Stitch Fix Inc., Class A Shares	1,300,000	25,025,000	*
Total Internet & Direct Marketing Retail		165,271,490
Leisure Products ― 1.0%
Peloton Interactive Inc.	600,000	15,060,000	*
Specialty Retail ― 4.9%
RH	410,000	70,040,300	*(a)
TOTAL CONSUMER DISCRETIONARY		353,736,790

CONSUMER STAPLES ― 3.8%
Personal Products ― 3.8%
Avon Products Inc.	2,300,000	10,120,000	*
Medifast Inc.	430,000	44,560,900
Total Personal Products		54,680,900
TOTAL CONSUMER STAPLES		54,680,900

FINANCIALS ― 23.4%
Banks ― 11.0%
Bank of America Corp.	2,000,000	58,340,000
Citigroup Inc.	600,000	41,448,000
JPMorgan Chase & Co.	500,000	58,845,000
Total Banks		158,633,000
Consumer Finance ― 4.4%
OneMain Holdings Inc.	1,750,000	64,190,000	(a)
Insurance ― 8.0%
Brighthouse Financial Inc.	1,500,000	60,705,000	*
Genworth Financial Inc., Class A Shares	12,300,000	54,120,000	*(a)
Total Insurance		114,825,000
TOTAL FINANCIALS		337,648,000

HEALTH CARE ― 24.7%
Biotechnology ― 10.5%
Alexion Pharmaceuticals Inc.	350,000	34,279,000	*
Flexion Therapeutics Inc.	3,200,000	43,856,000	*(b)
Intrexon Corp.	5,000,000	28,600,000	*
ZIOPHARM Oncology Inc.	10,300,000	44,084,000	*(b)
Total Biotechnology		150,819,000
Health Care Providers & Services ― 5.4%
CVS Health Corp.	600,000	37,842,000	(a)
Tivity Health Inc.	2,400,000	39,912,000	*(b)
Total Health Care Providers & Services		77,754,000
Pharmaceuticals ― 8.8%
Bausch Health Companies Inc.	2,900,000	63,365,000	*(a)
Endo International PLC	9,457,000	30,356,970	*(a)
Teva Pharmaceutical Industries Ltd. - ADR	4,800,000	33,024,000	*
Total Pharmaceuticals		126,745,970
TOTAL HEALTH CARE		355,318,970

INDUSTRIALS ― 14.2%
Airlines ― 10.1%
American Airlines Group Inc.	1,700,000	45,849,000	(a)
Delta Air Lines Inc.	950,000	54,720,000	(a)
United Continental Holdings Inc.	500,000	44,205,000	*(a)
Total Airlines		144,774,000
Commercial Services & Supplies ― 4.1%
ADT Inc.	9,500,000	59,565,000	(a)
TOTAL INDUSTRIALS		204,339,000

SECURITY			SHARES	VALUE
INFORMATION TECHNOLOGY ― 9.7%
Semiconductors & Semiconductor Equipment ― 9.1%
Micron Technology Inc.			1,000,000	$ 42,850,000	*
NXP Semiconductors NV			525,000	57,288,000
QUALCOMM Inc.			400,000	30,512,000
Total Semiconductors & Semiconductor Equipment				130,650,000
Software ― 0.6%
GTY Technology Holdings Inc.			1,447,500	9,075,825	*
TOTAL INFORMATION TECHNOLOGY				139,725,825

TOTAL COMMON STOCKS (Cost ― $1,749,310,236)				1,561,828,485

INVESTMENT FUND― 1.1%
Pangaea One, LP			1	15,777,618	(b)(c)(d)(e)
TOTAL INVESTMENT FUND (Cost ― $34,584,221)				15,777,618
	Expiration Date	Exercise Price
WARRANTS ― 0.4%
GTY Technology Holdings Inc.	Feb. 19, 2024	$11.50	482,500	294,325	*
ZIOPHARM Oncology Inc.	Jul. 26, 2024	7.00	3,787,879	5,318,182	*(b)(c)(d)(e)
TOTAL WARRANTS (Cost ― $1,678,957)				5,612,507

TOTAL INVESTMENTS ― 109.9% (Cost ― $1,785,573,414)				1,583,218,610
Liabilities in Excess of Other Assets ― (9.9)%				(142,058,652)
TOTAL NET ASSETS ― 100.0%				$1,441,159,958

ADR - American Depositary Receipt

* Non-income producing security.
(a) All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(b) In this instance, as defined in the Investment Company Act of 1940, an "Affiliated Company" represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At September 30, 2019, the total market value of investments in Affiliated Companies was $188,047,800 and the cost was $248,697,319. (See Note 2).

(c) Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).
(d) Restricted security (See Note 3).
(e) Illiquid security.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of Morgan Stanley International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual report.

See Notes to Schedule of Investments.

1.	Notes to Schedule of Investments (unaudited)

Valuation
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund's investments are not necessarily an indication of the risk associated with investing in those securities.
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized into three broad categories as defined below:
Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments.
Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price ("NOCP"). These investments are categorized as Level 1 of the fair value hierarchy. Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent bid and ask prices quoted. Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. These investments are categorized as Level 2 of the fair value hierarchy. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Miller Value Partners, LLC under procedures established by and under the general supervision and responsibility of the Board.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund's consolidated investments in each category investment type as of September 30, 2019:

ASSETS

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Investments (a)
Common Stocks	$1,561,828,485	$ _	$	_	$1,561,828,485
Investment Fund	_	_		15,777,618	15,777,618
Warrants	294,325	_		5,318,182	5,612,507
Total Investments	$1,562,122,810	$ _		$21,095,800	$1,583,218,610

(a) See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investment Securities	Common Stock*	Investment Fund	Warrants
Balance as of December 31, 2018	$6,375,001	$16,505,499	$4,602,273
Realized gain (loss)	_	16,607	_
Warrants exercised	_	_	(24,583,335)
Partnership distributions	_	(1,937,250)	_
Change in unrealized appreciation (depreciation)	11,703,894	1,192,762	25,299,244
Transfer into (Transfer out of) Level 3	(18,078,895)	_	_
Balance as of September 30, 2019:	$ _	$15,777,618	$5,318,182
Change in unrealized appreciation (depreciation) for Level 3 securities held at September 30, 2019	_	1,192,762	4,140,424

* Transfer made out of Level 3 to Level 1 relates to the registration of Ziopharm Oncology common stock and removal of trading restrictions.

The following table summarizes the valuation techniques and unobservable inputs used to determine the fair value of Level 3 investments.

	Fair Value at September 30, 2019	Valuation Technique(s)	Unobservable Input(s)	Range / Weighted Average	Impact to Valuation from an Increase in Input *
Limited Partnership Interests	$15,777,618	NAV of Limited Partnership Interest	Liquidity Discount	10%	Decrease
Warrant	$5,318,182	Black-Scholes Model	Liquidity Discount	20%	Decrease

*
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

2. Transactions with affiliated companies
An "Affiliated Company", as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company's outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended September 30, 2019:
	Flexion Therapeutics Inc.	Pangaea One, LP	Quotient Technology Inc.[1]	Tivity Health Inc.[2]	Ziopharm Oncology Inc.	Total
Value at December 31, 2018	$21,508,000	$16,505,499	$43,788,000	$ _	$18,092,437	$ 99,893,936
Purchases	15,309,408	_	8,835,106	47,218,285	_	71,362,799
Sales / Partnership Distributions	_	(1,937,250)	_	_	(5,457,049)	(7,394,299)
Warrants exercised	_	_	_	_	11,401,516	11,401,516
Change in Unrealized Gain (Loss)	7,038,592	1,192,762	(13,523,106)	(7,306,285)	30,087,921	17,489,884
Realized Gain (Loss) on Sales / Distributions	_	16,607	_	_	(4,722,643)	(4,706,036)
Value at September, 2019	$43,856,000	$15,777,618	$39,100,000	$39,912,000	$49,402,182	$188,047,800
Amortization, Dividend, Interest Income	$ _	$ 441,544	$ _	$ _	$ _	$ 441,544
1 Quotient Technology Inc. was not an affiliated company at December 31, 2018 but was an affiliated company at September 30, 2019.
2 Tivity Health Inc. was not an affiliated company at December 31, 2018 but was an affiliated company at September 30, 2019.
3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Cost	Fair Value at September 30, 2019	Percent of Net Assets	Open Commitments (c)
Pangaea One, LP (a)	$34,584,221	$15,777,618	1.1%	$729,365
Ziopharm Oncology, Inc.(b)	$1,177,758	$5,318,182	0.4%	N/A

(a)	Acquisition dates were 5/08, 8/08, 10/08, 12/08, 2/09, 5/09, 8/09, 11/09, 3/10, 7/10, 1/11, 2/11, 4/11, 8/11, 10/11, 1/12, 4/12, 5/12, 6/12, 8/12, 12/12, 5/13, 6/13, 9/13, 3/14, 8/14 and 10/14.

(b)	Acquisition date was 7/26/19.

(c)	At September 30, 2019, the Fund had open commitments to invest up to an additional $729,365 in Pangea One, LP.